Lease revenue	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Lease revenue
(16)	Lease revenue

At December 31, 2014 the Company had contracted to receive the following minimum cash lease rentals under non-cancellable operating leases:

2015	615,134
2016	607,695
2017	577,970
2018	523,551
2019	450,407
Thereafter	1,439,760

4,214,517

The company recognized supplemental maintenance rent of US$16.4m (2013: US$6.1m; 2012: US$6.9m) which is included in lease revenue.